Fees Summary	Nov. 12, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,458,000.00
Previously Paid Amount	0.00
Total Fee Amount	387.85
Total Offset Amount	0.00
Net Fee	387.85
Narrative - Max Aggregate Offering Price	$ 4,458,000.00
Final Prospectus	true